Customers and Other Financing and Non-Financing Accounts Receivables - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Trade and Other Receivables [Line Items]
Customers, net	$ 118,557,988	$ 126,733,175
Accounts receivable include impairment	(34,340,675)	(24,396,666)
Amount of impairment	(9,944,008)	(15,438,558)
Domestic customers
Trade and Other Receivables [Line Items]
Customers, net	92,376,782	86,225,287
Export customers
Trade and Other Receivables [Line Items]
Customers, net	$ 26,181,206	$ 40,507,888